Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercise of options, income tax expense	$ 994	$ 846	$ 227
Restricted share grants, settled shares	178	119	106